CONTINGENCIES	3 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES	CONTINGENCIES
Dole provides guarantees for obligations of subsidiaries to third parties directly and indirectly through letters of credit from its revolving credit facilities, other major banking institutions and surety bonds issued by insurance companies. These letters of credit, bank guarantees and surety bonds are required by certain regulatory authorities, suppliers and other operating agreements and generally have contract terms of one to twenty years, often with an option to renew. As of March 31, 2023 and December 31, 2022, total letters of credit, bank guarantees and surety bonds outstanding under these arrangements were $61.4 million, which represents the maximum potential future payments that Dole could be required to make.
Additionally, the Company guarantees certain bank borrowings and other obligations of certain investments accounted for under the equity method. As of March 31, 2023 and December 31, 2022, total guarantees under these arrangements were $6.3 million and $9.2 million, respectively, which represents the maximum potential future payments that Dole could be required to make.
In February of 2020, the State of Hawaii and Department of Land and Natural Resources provided notice to Dole of a deficiency in the spillway and embankment stability of a Company-owned reservoir that requires mediation by 2025. Dole contracted a third party to perform an improvement study which resulted in an estimate of costs to modify the spillway of approximately $20.0 million. On May 5, 2023, Hawaii Senate Bill 833 was enrolled to the Governor of Hawaii, directing the Governor to negotiate the acquisition of Dole’s interests in the reservoir and associated irrigation system, as well as appropriating money for use by the State to perform the required spillway modifications. The impacted reservoir continues to be actively marketed pending discussions with the Governor regarding the State of Hawaii’s acquisition. The Company does not deem a resulting loss from the contingency associated with the costs to modify the spillway to be probable and, thus, has not recognized a liability in the condensed consolidated balance sheets.
Legal Contingencies
Dole is involved from time to time in claims and legal actions incidental to its operations, both as plaintiff and defendant. Legal fees are expensed as incurred or expected to be incurred when the resulting loss from legal matters related to underlying events that have already occurred is probable and estimable. Dole has established what management currently believes to be adequate reserves for pending legal matters. These reserves are established as part of an ongoing worldwide assessment of claims and legal actions that takes into consideration such items as changes in the pending case load (including resolved and new matters), opinions of legal counsel, individual developments in court proceedings, changes in the law, changes in business focus, changes in the litigation environment, changes in opponent strategy and tactics, new developments as a result of ongoing discovery and past experience in defending and settling similar claims. In the opinion of management, after consultation with legal counsel, the claims or actions to which Dole is a party are not expected to have a material adverse effect, individually or in the aggregate, on Dole’s results of operations, financial condition or cash flows.
DBCP Cases: Dole Food Company, Inc. and certain of its subsidiaries are involved in lawsuits pending in the U.S. and in foreign countries alleging injury because of exposure to the agricultural chemical DBCP (1,2- dibromo-3-chloropropane). Currently, there are approximately 180 lawsuits in various stages of proceedings alleging injury or seeking enforcement of Nicaraguan judgments, most of which are pending in Nicaragua and are inactive. In addition, there are multiple labor cases pending in Costa Rica under that country’s national insurance program.
Settlements have been reached that, when fully implemented, will significantly reduce DBCP litigation in Nicaragua and the Philippines. Currently, claimed damages in DBCP cases worldwide total approximately $17.8 billion, with lawsuits in Nicaragua representing almost all of this amount. Twenty-four of the cases in Nicaragua have resulted in judgments, although many of these are being eliminated as part of the current settlements. The Company believes that none of the Nicaraguan judgments that remain will be enforceable against any Dole entity in the U.S. or in any other country.
As to all the DBCP matters, Dole has denied liability and asserted substantial defenses. The Company believes there is no reliable scientific basis for alleged injuries from the agricultural field application of DBCP. Although no assurance can be given concerning the outcome of the DBCP cases, in the opinion of management, after consultation with legal counsel and based on experience defending and resolving DBCP claims, neither the pending lawsuits and claims nor their resolution are expected to have a material adverse effect on Dole’s financial position or results of operations, because the probable loss is not material.
Former Shell Site: Beginning in 2009, Shell Oil Company and Dole Food Company, Inc. were sued in several cases filed in Los Angeles Superior Court by the City of Carson and persons claiming to be current or former residents in the area of a housing development built in the 1960s by a predecessor of what is now a Dole subsidiary, Barclay Hollander Corporation (“BHC”), on land that had been owned and used by Shell as a crude oil storage facility for 40 years prior to the housing development. The homeowner and City of Carson complaints have been settled and the litigation has been dismissed. On May 6, 2013, Shell filed a complaint against Dole Food Company, Inc. (which was later voluntarily dismissed), BHC and Lomita Development Company (“Lomita”), seeking indemnity for the costs associated with the lawsuits discussed above (approximately $90.0 million plus attorney fees) and for the cleanup discussed below (approximately $310.0 million, although this number is only an estimate). Shell’s indemnification claims were based on an early entry side agreement between Shell and an entity related to BHC and on claims based in equity. The trial court dismissed Shell’s contract-based claims and eliminated Shell’s demands for indemnification related to the homeowner and City of Carson cases. Shell’s equitable claims related to the cleanup costs were tried and, on November 9, 2022, the jury delivered a verdict deciding that Shell properly incurred and will incur a total of $266.6 million in cleanup costs, and that BHC should bear 50.0% of those costs, or $133.3 million. BHC has filed an appeal.
The California Regional Water Quality Control Board (“Water Board”) is supervising the cleanup on the former Shell site. On March 11, 2011, the Water Board issued a Cleanup and Abatement Order (“CAO”) naming Shell as the Discharger and a Responsible Party and ordering Shell to assess, monitor and cleanup and abate the effects of contaminants discharged to soil and groundwater at the site. On April 30, 2015, the CAO was amended to also name BHC as a discharger. BHC appealed this CAO revision to the California State Water Resources Control Board, which appeal was denied by operation of law when the Water Board took no action. On September 30, 2015, BHC filed a writ petition in the Superior Court challenging the CAO on several grounds. The trial court denied BHC’s petition, which denial was subsequently upheld by the California Court of Appeals, thereby ending BHC’s challenge to the CAO revision naming BHC as a discharger. In the opinion of management, after consultation with legal counsel, the claims or actions related to the CAO are not expected to have a material adverse effect, individually or in the aggregate, on Dole’s results of operations, financial condition or cash flows, because management believes the risk of loss is remote.